Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Cash at bank and in hand	12,449	13,515	21,494
Short term bank deposits	15,000	-	-
Total Cash and cash equivalents	27,449	13,515	21,494